Offerings - Offering: 1	Aug. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | shares	172,257,523
Maximum Aggregate Offering Price	$ 9,079,434,564.42
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,253,869.91
Rule 457(f)	true
Amount of Securities Received | shares	159,323,301
Value of Securities Received, Per Share	146.42
Value of Securities Received	$ 23,328,117,732.42
Cash Consideration Paid	14,248,683,168.00
Cash Consideration Received	0.00
Fee Note MAOP	$ 9,079,434,564.42
Offering Note	Note 1.a: Represents the estimated maximum number of shares of Class A common stock, par value $0.01 per share (the "Fox Class A Common Stock") of Fox Corporation (the "Registrant") to be issued upon the consummation of the mergers (the "Mergers") and the other transactions contemplated by the Agreement and Plan of Merger, dated as of June 14, 2026, by and among the Registrant, Roku, Inc. ("Roku"), Falcon Merger Sub 1, Inc. and Falcon Merger Sub 2, LLC (as it may be amended from time to time, the "Merger Agreement") and is estimated based upon: (1) the product of (a) the exchange ratio in the Merger Agreement of 0.9693 of a share of Fox Class A Common Stock multiplied by (b) 159,323,301, the estimated maximum number of shares of Roku Common Stock (as defined below) to be acquired, converted or exchanged in the Mergers, including in respect of outstanding Roku equity awards (calculated as the sum of: (i) 132,053,719, the number of shares of Class A common stock, par value $0.0001 per share, of Roku (the "Roku Class A Common Stock") issued and outstanding as of August 3, 2026; (ii) 16,370,064, the number of shares of Class B common stock, par value $0.0001 per share, of Roku (the "Roku Class B Common Stock" and, together with the Roku Class A Common Stock, the "Roku Common Stock") issued and outstanding as of August 3, 2026; (iii) 4,275,742, the estimated maximum number of Roku stock options, including options that will convert into options to acquire shares of Fox Class A Common Stock pursuant to the Merger Agreement; and (iv) 6,623,776, the estimated maximum number of restricted stock units of Roku, including restricted stock units that will convert into restricted stock units of Fox pursuant to the Merger Agreement; plus (2) 17,825,447, the estimated maximum number of shares of Fox Class A Common Stock that may be issued in connection with Roku equity awards that are converted into cash-based awards that may be settled in Fox Class A Common Stock pursuant to the Merger Agreement. Note 1.b: Estimated solely for purposes of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act"), and calculated pursuant to Rules 457(c), 457(f)(1) and 457(f)(3) under the Securities Act. The proposed maximum aggregate offering price of the Fox Class A Common Stock was calculated as (i) the product of $146.42, the average of the high and low prices per share of Roku Class A Common Stock on The Nasdaq Global Select Market on August 3, 2026, multiplied by 159,323,301, the estimated maximum number of shares of Roku Common Stock to be acquired, converted or exchanged in the Mergers, including in respect of Roku's equity awards, calculated in accordance with Note 1.a above, which equals $23,328,117,732.42, minus (ii) the product of $96.00, the cash consideration per share of Roku Common Stock to be paid by the Registrant in connection with the Mergers, multiplied by 148,423,783, the estimated maximum number of shares of Roku Common Stock to be acquired, converted or exchanged in the Mergers, calculated in accordance with Note 1.a above but excluding converted Roku equity awards (the cash component of which may be settled in shares of Fox Class A Common Stock, at Fox's election), which equals $14,248,683,168.00. The Roku Class B Common Stock is not publicly traded but converts, on a one-for-one basis, into Roku Class A Common Stock at the election of the holder. Note 1.c: Pursuant to Rule 457(o) of the Securities Act, the registration fee has been calculated on the basis of the maximum aggregate offering price. The fee has been calculated pursuant to Section 6(b) of the Securities Act at a rate equal to $138.10 per $1,000,000 of the proposed maximum aggregate offering price.